Shareholder Fees - FidelityAdvisorFreedomFunds-Z6ComboPRO	Sep. 08, 2023 USD ($)
FidelityAdvisorFreedomFunds-Z6ComboPRO | Fidelity Advisor Freedom 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none